ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I	12 Months Ended
Dec. 31, 2023
ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I
ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I

QIFU TECHNOLOGY, INC.

ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I

The following Schedule I has been provided pursuant to the requirements of Rules 12-04(a) and 5-04(c) of Regulation S-X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented as the restricted net assets of the Company’s PRC subsidiaries and VIEs which may not be transferred to the Company in the forms of loans, advances or cash dividends without the consent of PRC government authorities as of December 31, 2023, was more than 25% of the Company’s consolidated net assets as of December 31, 2023.

CONDENSED BALANCE SHEETS

(Amounts in thousands of Renminbi (“RMB”) and U.S. dollars (“USD”))

	2022	2023	2023
	RMB	RMB	USD
			(Note 2)
ASSETS
Cash and cash equivalents	464,323	2,636	371
Prepaid expenses and other assets	6,325	16,202	2,282
Amount due from subsidiaries and VIEs	295,180	—	—
Investments in subsidiaries and VIEs	18,275,772	21,933,951	3,089,332
TOTAL ASSETS	19,041,600	21,952,789	3,091,985
LIABILITIES AND EQUITY
LIABILITIES
Accrued expenses and other current liabilities	194,444	1,153	163
Amount due to a subsidiary	—	14,153	1,993
TOTAL LIABILITIES	194,444	15,306	2,156
EQUITY
Ordinary shares (USD0.00001 par value per share 5,000,000,000 shares authorized, 325,591,776 shares issued and 322,792,063 shares outstanding as of December 31, 2022 and 326,552,504 shares issued and 315,226,128 shares outstanding as of December 31, 2023, respectively)	22	22	3
Treasury stock	—	(384,637)	(54,175)
Additional paid-in capital	6,095,225	6,059,439	853,454
Retained earnings	12,803,684	16,297,316	2,295,429
Other comprehensive loss	(51,775)	(34,657)	(4,882)
TOTAL EQUITY	18,847,156	21,937,483	3,089,829
TOTAL LIABILITIES AND EQUITY	19,041,600	21,952,789	3,091,985

QIFU TECHNOLOGY, INC.

ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I

CONDENSED STATEMENTS OF OPERATIONS

(Amounts in thousands of Renminbi (“RMB”) and U.S. dollars (“USD”))

	Year ended	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,	December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	USD
				(Note 2)
Operating costs and expenses	(51,233)	(17,288)	(25,517)	(3,594)
Interest (expense) income, net	(5,383)	(16,258)	17,316	2,439
Foreign exchange losses	(133)	(8,173)	(574)	(81)
Other income, net	—	7,674	29,311	4,128
Net loss before taxes and income from equity in subsidiaries and VIEs	(56,749)	(34,045)	20,536	2,892
Equity in earnings of subsidiaries and VIEs	5,838,474	4,058,218	4,264,800	600,686
Net income before taxes	5,781,725	4,024,173	4,285,336	603,578
Income tax expenses	—	—	—	—
Net income attributable to shareholders of the Company	5,781,725	4,024,173	4,285,336	603,578
Net income attributable to ordinary shareholders of the Company	5,781,725	4,024,173	4,285,336	603,578

QIFU TECHNOLOGY, INC.

ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I

CONDENSED STATEMENTS OF COMPREHENSIVE INCOME OR LOSS

(Amounts in thousands of Renminbi (“RMB”) and U.S. dollars (“USD”))

	Year ended	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,	December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	USD
				(Note 2)
Net income attributable to shareholders of the Company	5,781,725	4,024,173	4,285,336	603,578
Other comprehensive (loss) income, net of tax of nil:
Foreign currency translation adjustment	(36,541)	59,157	17,118	2,411
Other comprehensive (loss) income	(36,541)	59,157	17,118	2,411
Total comprehensive income	5,745,184	4,083,330	4,302,454	605,989
Comprehensive income attributable to ordinary shareholders	5,745,184	4,083,330	4,302,454	605,989

QIFU TECHNOLOGY, INC.

ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I

CONDENSED STATEMENTS OF CASH FLOWS

(Amounts in thousands of Renminbi (“RMB”) and U.S. dollars (“USD”))

	Year ended	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,	December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	USD
				(Note 2)
Cash Flows from Operating Activities:
Net income attributable to shareholders of the Company	5,781,725	4,024,173	4,285,336	603,578
Adjustments to reconcile net income to net cash used in operating activities:
Equity in earnings of subsidiaries and VIEs, net of dividends	(5,838,474)	(4,058,218)	(3,474,800)	(489,417)
Changes in operating assets and liabilities
Accrued expenses and other current liabilities	31,197	(31,896)	2,282	321
Prepaid expenses and other assets	—	(6,325)	(17,667)	(2,488)
Amounts due from related parties	—	10,134	—	—
Interest receivable/payable	—	—	1,320	186
Fair value change of foreign exchange options	—	(4,704)	4,527	638
Net Cash (used in) provided by Operating Activities	(25,552)	(66,836)	800,998	112,818
Cash Flows from Investing Activities:
Repayment of loans provided to subsidiaries and VIEs	185,204	2,672,543	378,148	53,261
Loans provided to subsidiaries and VIEs	(338,982)	(1,091,928)	(71,706)	(10,100)
Purchase of foreign exchange options	—	(14,549)	—	—
Proceeds from disposal of short-term investments	—	17,890	216,301	30,465
Purchase of short-term investments	—	—	(203,361)	(28,643)
Net Cash (used in) provided by Investing Activities	(153,778)	1,583,956	319,382	44,983
Cash Flows from Financing Activities:
Proceeds from issuance of ordinary share upon Secondary Listing	—	254,916	—	—
Payment of Secondary Listing costs	—	(3,137)	(16,023)	(2,257)
Dividends to shareholders	—	(988,586)	(941,705)	(132,636)
Repayments of short-term loans	—	(492,952)	—	—
Proceeds from short-term loans	169,291	190,179	—	—
Stock repurchase	—	—	(636,179)	(89,604)
Net Cash provided by (used in) Financing Activities	169,291	(1,039,580)	(1,593,907)	(224,497)
Effect of foreign exchange rate changes	(2,404)	(20,334)	11,840	1,668
Net (decrease) increase in cash and cash equivalents	(12,443)	457,206	(461,687)	(65,028)
Cash, cash equivalents, and restricted cash, beginning of year	19,560	7,117	464,323	65,399
Cash, cash equivalents, and restricted cash, end of year	7,117	464,323	2,636	371

Supplemental disclosures of cash flow information:

Payables for dividends:	276,991	177,518	—	—
Payables for capitalized issuance costs	—	15,454	—	—

Notes to condensed financial statements

1.	The condensed financial statements of Qifu Technology, Inc. have been prepared using the same accounting policies as set out in the Financial Statements except that the equity method has been used to account for investments in subsidiaries and VIEs. Such investment in subsidiaries and VIEs are presented on the balance sheets as interests in subsidiaries and VIEs and the profit of the subsidiaries and VIEs is presented as equity in earnings of subsidiaries and VIEs on the statement of operations.
2.	As of December 31, 2021, 2022 and 2023, there were no material contingencies, significant provisions of long-term obligations of the Company, except for those which have been separately disclosed in the Financial Statements.
3.	Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. The footnote disclosure certain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the accompanying Financial Statements.